Other accounts receivable and prepaid expenses (Details) $ in Thousands, $ in Thousands	Dec. 31, 2021 USD ($)	Dec. 31, 2021 MXN ($)	Dec. 31, 2020 MXN ($)	Dec. 31, 2019 MXN ($)
Other accounts receivable and prepaid expenses.
Prepaid expenses		$ 33,180	$ 59,033	$ 33,310
Guarantee deposits		6,952	6,167	5,897
Others		2,201	1,375	3,535
Total	$ 2,068	$ 42,333	$ 66,575	$ 42,742